Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Multi-Strategy Alternatives Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 41 and “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” beginning on page 76 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-143 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2024 was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to transactions involving certain short-term instruments or derivatives. If such transactions were included in the calculation, the Fund would have a higher portfolio turnover rate.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 41 and “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” beginning on page 76 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-143 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's “Management Fees” and “Other Expenses” have been restated to reflect current expenses and expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally seeks to achieve its investment objective by allocating its assets among one or more non-traditional and alternative investment strategies including, but not limited to, Equity Long Short, Dynamic Equity, Event Driven and Credit, Relative Value, Tactical Trading, and Opportunistic Fixed Income Strategies, each of which is described below. The Fund will primarily invest in a portfolio of (i) equity securities, including common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts (“REITs”), pooled investment vehicles, including other investment companies, and exchange-traded funds (“ETFs”), and partnership interests, including master limited partnerships (“MLPs”); (ii) fixed income and/or floating rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, covered bonds, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), bank loans (including senior secured loans) and other direct indebtedness; (iii) mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to be announced (“TBA”) securities, and custodial receipts; and (iv) currencies. The Fund’s investments may be publicly traded or over-the-counter. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging countries and securities denominated in a currency other than the U.S. dollar. Up to 15% of the Fund’s net assets may be invested in illiquid investments. The Fund does not have a target duration. The Fund will also invest in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund may use leverage (e.g., through borrowing and/or the use of derivatives). As a result, the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may implement short positions by using options, swaps, futures, forwards, and other derivatives. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset that it does not currently own at a specified price and time in the future. This gives the Fund a short position with respect to that asset. The Fund intends to gain exposure to the commodities markets primarily by investing in a wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands. The Subsidiary is advised by the Investment Adviser. The Fund may also gain exposure to the commodities markets through investments in other investment companies, ETFs or other pooled investment vehicles. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (including, but not limited to, commodity futures, commodity options and commodity-linked swaps). Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invest directly in physical commodities. The Subsidiary also invests in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts). The Investment Adviser measures the Fund’s performance against the ICE BofAML Three-Month U.S. Treasury Bill Index.Management ProcessThe Investment Adviser may determine to allocate the Fund’s assets to all or a subset of the non-traditional and alternative strategies described below at any one time, and may change those allocations from time to time in its sole discretion and without prior notice to shareholders. In the future, the Investment Adviser may also determine to allocate the Fund’s assets to other strategies not described herein. The descriptions of the investment strategies below are subjective, are not complete descriptions of any strategy and may differ from classifications made by other investment advisers that implement similar investment strategies. The Investment Adviser’s determination of the strategy shall govern. Equity Long Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Equity Long Short managers may, for example, buy stocks that they expect to outperform or that they believe to be undervalued, and may also sell short stocks that they believe will underperform, or that they believe to be overvalued. Within this framework, Equity Long Short managers may exhibit a range of styles, including longer term buy-and-hold investing and/or shorter term trading styles. The portion of the Fund’s assets invested in equity long/short strategies may cumulatively represent a net short or net long position (though are typically net long). Dynamic Equity Strategies generally involve investing in equity instruments, often with a long term view. Dynamic Equity Strategies are long-biased strategies and may have low excess return correlations to traditional long-only equity strategies. Dynamic Equity Strategies are less likely to track a benchmark than traditional long-only strategies. Dynamic Equity managers are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Dynamic Equity managers may hedge long positions and may also purchase, in addition to equity investments, bonds, options, preferred securities, and convertible securities, among others. Event Driven and Credit Strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. These strategies may include, among others, Merger Arbitrage, Distressed Credit, Opportunistic Credit, and Value With a Catalyst investing styles. Merger Arbitrage investing involves long and/or short investments in securities affected by a corporate merger or acquisition. Distressed Credit investing typically involves the purchase of securities or other financial instruments—usually bonds or bank loans—of companies that are in, or are about to enter, bankruptcy or financial distress. Opportunistic Credit investing generally involves investing across the capital structure (which could include, investing in both mezzanine debt and convertible securities of an issuer and/or adjusting exposures across fixed income and floating rate market segments based on perceived opportunity and current market conditions). This can be done by taking a long position in a credit security or other financial instrument that is believed to be underpriced or a short position in a credit security or other financial instrument that is believed to be overpriced. Value With a Catalyst investing involves taking a view on the likelihood and potential stock price outcome of corporate events such as divestitures, spin-offs, material litigation, changes in management, or large share buybacks. Relative Value Strategies seek to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer, or an index). Relative Value opportunities generally rely on arbitrage (the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. Relative Value Strategies attempt to exploit a source of return with low correlation to the market. Relative Value Strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers may employ various investment styles of which the two major strategies are global macro and managed futures. Tactical Trading managers that employ a global macro style may select their investments based upon fundamental and/or technical analysis. Tactical Trading managers that employ a managed futures style may use quantitative modeling techniques (for example, determining an asset’s value based upon an analysis of price history, price momentum, and the asset’s value relative to that of other assets, among other factors). Tactical Trading managers typically have no structural bias to be long, short, or neutral but at any given time may have significant long or short exposures in a particular market or asset class. Along with other markets, Tactical Trading Managers may invest in commodity related instruments including but not limited to commodity futures and commodity exchange traded funds. Commodity markets are influenced by, among other things, changing supply and demand relationships, weather, governmental, agricultural, commercial and trade programs and policies designed to influence commodity prices, world political and economic events, and changes in interest rates. Opportunistic Fixed Income Strategies seek to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. Opportunistic Fixed Income managers seek to maintain diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. Opportunistic Fixed Income managers generally employ a bottom up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, as well as some notional leverage. Opportunistic Fixed Income managers may seek exposure to potential income generators including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds, and bank loans.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, Hedged, USD)) (the “Regulatory Benchmark”) and the ICE BofAML Three-Month U.S. Treasury Bill Index (the “Performance Benchmark”). The Investment Adviser measures the Fund's performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 13 of the Prospectus. Through September 22, 2023, the Fund had been known as the Goldman Sachs Multi-Manager Alternatives Fund, and certain of its strategies differed. Starting September 23, 2023, performance reflects the Fund’s new principal investment strategies. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, Hedged, USD)) (the “Regulatory Benchmark”) and the ICE BofAML Three-Month U.S. Treasury Bill Index (the “Performance Benchmark”). The Investment Adviser measures the Fund's performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 13 of the Prospectus.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Investment Adviser measures the Fund's performance against the Performance Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return6.14%June 30, 2020Worst Quarter Return-5.61%September 30, 2015
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Absence of Regulation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Absence of Regulation Risk. The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Call Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Commodity Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary may invest may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary's, and therefore the Fund’s, share value to fluctuate.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Credit Default Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities or instruments may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund's use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Expenses Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expenses Risk. By investing in pooled investment vehicles (including, investment companies, ETFs and money market funds), partnerships and REITs indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Foreign and Emerging Countries Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Geographic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk. To the extent that an index-tracking strategy is used with respect to a portion of the Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of a sub-strategy by a transition manager, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. When the Fund uses leverage the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell at the desired times and prices. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions and prices. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Loan Related Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund's redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available). Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Management and Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Model Risk. A strategy implemented by the Investment Adviser may fail to produce the intended results. The Investment Adviser may attempt to execute strategies for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical and other issues in the construction, implementation and maintenance of the models (including, for example, data problems, unauthorized changes and/or software issues). There is no guarantee that the Investment Adviser’s use of quantitative models will result in effective investment decisions for the Fund. The Investment Adviser may occasionally make changes to the selection or weight of individual securities, currencies or markets in the Fund, as a result of changes to a quantitative model, the method of applying that model, or the judgment of the Investment Adviser.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Mortgage Backed and or Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | NAV Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NAV Risk. The NAV of the Fund and the value of your investment will fluctuate.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Non Hedging Foreign Currency Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Hedging Foreign Currency Trading Risk. The Fund may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser's judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser's expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Non Investment Grade Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Portfolio Turnover Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Rate Risk. The Fund may engage in active and frequent trading of portfolio securities and instruments. A high rate of portfolio turnover involves correspondingly greater expenses which must be borne by the Fund and its shareholders.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Short Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Position Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Sovereign Default Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Default Risk. An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of borrowing rates, foreign debt, or foreign currency exchange rates.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Subsidiary Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act and will not be subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund or the Subsidiary to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Fund intends to limit its investments in commodity index-linked structured notes. Applicable Treasury regulations treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (i) there is a current distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. In reliance on an opinion of counsel, the Fund may gain exposure to the commodity markets through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (RIC) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 661
3 Years	rr_ExpenseExampleYear03	1,281
5 Years	rr_ExpenseExampleYear05	1,925
10 Years	rr_ExpenseExampleYear10	$ 3,644
1 Year	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,818
10 Years	rr_ExpenseExampleYear10	$ 3,956
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Class C Shares – Assuming no redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 193
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,956
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	(0.18%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.82%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.89%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,281
10 Years	rr_ExpenseExampleYear10	$ 2,932
2015	rr_AnnualReturn2015	(4.04%)
2016	rr_AnnualReturn2016	3.97%
2017	rr_AnnualReturn2017	none
2018	rr_AnnualReturn2018	(3.40%)
2019	rr_AnnualReturn2019	7.66%
2020	rr_AnnualReturn2020	6.49%
2021	rr_AnnualReturn2021	6.20%
2022	rr_AnnualReturn2022	(4.62%)
2023	rr_AnnualReturn2023	2.73%
2024	rr_AnnualReturn2024	(4.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.61%)
1 Year	rr_AverageAnnualReturnYear01	(4.71%)
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	698
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	$ 3,035
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.89%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,276
10 Years	rr_ExpenseExampleYear10	$ 2,922
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	0.95%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Return After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.95%)
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	(0.40%)
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.08%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | ICE BofAML Three-Month U.S. Treasury Bill Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Class A C Inst Inv R6 Shares | Goldman Sachs Multi-Manager Alternatives Fund | Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	2.01%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's “Management Fees” and “Other Expenses” have been restated to reflect current expenses and expenses expected to be incurred during the current fiscal year.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[4]	Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitation: (i) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; (ii) Goldman Sachs' waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares (the “TA Fee Waiver”); and (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the fee paid by the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2026, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.
[5]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[6]	Class R6 Shares commenced operations on February 28, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because:(i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.